UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of Registrant as specified in charter)

6 East 39th Street, Suite 1003, New York, NY 10016

(Address of principal executive offices) (Zip code)

William Smalley

6 East 39th Street, Suite 1003, New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

January 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 100.0%
Health Care - 100.0%
ACADIA Pharmaceuticals, Inc.*	2,430	$73,945
Acceleron Pharma, Inc.*	1,943	76,690
Achillion Pharmaceuticals, Inc.*	5,808	86,249
Agios Pharmaceuticals, Inc.*	664	76,971
Alder Biopharmaceuticals, Inc.*	2,889	78,234
Alnylam Pharmaceuticals, Inc.*	787	73,844
Amicus Therapeutics, Inc.*	9,371	72,063
Array BioPharma, Inc.*	15,946	114,173
Auspex Pharmaceuticals, Inc.*	3,037	186,623
Avalanche Biotechnologies, Inc.*	1,440	57,139
BioCryst Pharmaceuticals, Inc.*	7,318	74,497
Bluebird Bio, Inc.*	855	79,438
Celldex Therapeutics, Inc.*	4,376	93,734
Cempra, Inc.*	4,004	111,070
Chimerix, Inc.*	2,106	84,472
Clovis Oncology, Inc.*	1,388	90,484
CTI BioPharma Corp.*	33,256	73,163
Dynavax Technologies Corp.*	5,139	87,877
Enanta Pharmaceuticals, Inc.*	1,714	74,456
Endocyte, Inc.*	12,225	63,326
Epizyme, Inc.*	4,220	80,771
Esperion Therapeutics, Inc.*	2,110	96,849
Five Prime Therapeutics, Inc.*	3,380	88,928
Geron Corp.*	24,775	78,785
Idera Pharmaceuticals, Inc.*	21,338	96,448
Immunomedics, Inc.*	17,535	93,812
Infinity Pharmaceuticals, Inc.*	4,738	73,155
Inovio Pharmaceuticals, Inc.*	8,938	74,543
Insmed, Inc.*	5,339	82,541
Intercept Pharmaceuticals, Inc.*	551	110,768
Karyopharm Therapeutics, Inc.*	2,315	61,417
Kite Pharma, Inc.*	1,370	91,996
KYTHERA Biopharmaceuticals, Inc.*	2,186	81,319
Lexicon Pharmaceuticals, Inc.*	86,634	78,837
MacroGenics, Inc.*	2,546	80,505
Merrimack Pharmaceuticals, Inc.*	7,473	70,470
Momenta Pharmaceuticals, Inc.*	6,458	69,553
Neurocrine Biosciences, Inc.*	3,576	120,367
NewLink Genetics Corp.*	2,206	80,718
Northwest Biotherapeutics, Inc.*	14,886	94,377
Novavax, Inc.*	13,113	102,413
Omeros Corp.*	3,494	77,707
OncoMed Pharmaceuticals, Inc.*	4,012	91,714
Ophthotech Corp.*	1,619	91,069
Orexigen Therapeutics, Inc.*	12,305	64,601
Portola Pharmaceuticals, Inc.*	2,696	76,647
Prothena Corp. PLC*	4,191	94,842
PTC Therapeutics, Inc.*	1,463	80,333
Puma Biotechnology, Inc.*	379	79,999
Receptos, Inc.*	639	70,399
Regulus Therapeutics, Inc.*	4,779	91,518
Relypsa, Inc.*	2,238	78,621
Retrophin, Inc.*	6,992	89,777
Sage Therapeutics, Inc.*	2,149	86,798
Sangamo BioSciences, Inc.*	5,007	64,040
Sarepta Therapeutics, Inc.*	5,678	68,136
Synageva BioPharma Corp.*	848	97,707

Security Description	Shares	Value
Common Stocks - 100.0% (continued)
Synergy Pharmaceuticals, Inc.*	26,557	$77,281
Synta Pharmaceuticals Corp.*	27,964	66,554
Tetraphase Pharmaceuticals, Inc.*	2,518	91,554
TG Therapeutics, Inc.*	4,344	61,859
Tokai Pharmaceuticals, Inc.*	5,270	64,610
Ultragenyx Pharmaceutical, Inc.*	1,857	107,892
Versartis, Inc.*	3,873	68,668
XenoPort, Inc.*	9,790	81,551
XOMA Corp.*	17,171	61,129
ZIOPHARM Oncology, Inc.*	18,503	165,601
ZS Pharma, Inc.*	1,570	70,540
TOTAL INVESTMENTS - 100.0%
(Cost $5,556,791)		5,758,167
Other Assets in Excess of Liabilities - 0.0%(1)		1,520
Net Assets - 100.0%		$5,759,687

*	Non-income producing security.
(1)	Amount rounds to less than 0.05%.

Schedule of Investments - BioShares Biotechnology Products Fund

January 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Health Care - 99.9%
Acorda Therapeutics, Inc.*	1,809	$75,164
Aegerion Pharmaceuticals, Inc.*	3,426	79,552
Alexion Pharmaceuticals, Inc.*	380	69,631
Amgen, Inc.	435	66,233
Anacor Pharmaceuticals, Inc.*	2,153	80,953
Arena Pharmaceuticals, Inc.*	18,681	80,515
ARIAD Pharmaceuticals, Inc.*	11,394	73,491
Biogen Idec, Inc.*	207	80,556
BioMarin Pharmaceutical, Inc.*	797	77,437
Celgene Corp.*	622	74,118
Dyax Corp.*	5,172	78,149
Exelixis, Inc.*	51,101	95,559
Gilead Sciences, Inc.*	675	70,760
Halozyme Therapeutics, Inc.*	9,062	129,404
Hyperion Therapeutics, Inc.*	3,210	81,213
ImmunoGen, Inc.*	7,393	56,409
Incyte Corp.*	963	76,761
Ironwood Pharmaceuticals, Inc.*	5,074	79,053
Isis Pharmaceuticals, Inc.*	1,221	83,651
Keryx Biopharmaceuticals, Inc.*	5,061	61,542
Ligand Pharmaceuticals, Inc.*	1,330	75,704
MannKind Corp.*	13,546	86,017
Medicines Co. (The)*	2,763	79,215
Medivation, Inc.*	669	72,801
Nektar Therapeutics*	4,793	70,170
NPS Pharmaceuticals, Inc.*	2,309	105,890
PDL BioPharma, Inc.	9,405	68,562
Pharmacyclics, Inc.*	542	91,463
Progenics Pharmaceuticals, Inc.*	9,928	59,369
Raptor Pharmaceutical Corp.*	8,645	78,151
Regeneron Pharmaceuticals, Inc.*	174	72,499
Seattle Genetics, Inc.*	2,212	68,926
Theravance Biopharma, Inc.*	5,106	82,921
United Therapeutics Corp.*	540	76,210
Vanda Pharmaceuticals, Inc.*	5,583	62,139
Vertex Pharmaceuticals, Inc.*	616	67,846
TOTAL INVESTMENTS - 99.9%
(Cost $2,494,671)		2,788,034
Other Assets in Excess of Liabilities - 0.1%		2,713
Net Assets - 100.0%		$2,790,747

*	Non-income producing security.

Schedule of Investments - InfraCap MLP ETF

January 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 120.5%(1)
Energy - 120.5%
Access Midstream Partners LP	21,429	$1,108,950
Atlas Energy LP	6,337	177,816
Atlas Pipeline Partners LP	5,201	140,375
Buckeye Partners LP	6,391	465,073
Crestwood Midstream Partners LP	15,090	231,782
DCP Midstream Partners LP	2,135	80,127
Enbridge Energy Partners LP	6,846	269,459
Energy Transfer Equity LP(2)	2,877	170,951
Energy Transfer Partners LP	7,966	489,112
EnLink Midstream LLC	1,750	55,370
EnLink Midstream Partners LP	3,885	111,422
Enterprise Products Partners LP(2)	18,988	653,947
EQT Midstream Partners LP	1,708	144,924
Genesis Energy LP	3,185	138,006
Kinder Morgan, Inc.(2)	1,805	74,095
Magellan Midstream Partners LP	7,567	586,594
MarkWest Energy Partners LP	11,557	681,054
MPLX LP	900	71,586
NGL Energy Partners LP	4,083	115,222
NuStar Energy LP	161	9,834
ONEOK Partners LP(2)	2,198	90,865
ONEOK, Inc.	4,004	176,296
Phillips 66 Partners LP	1,033	74,810
Plains All American Pipeline LP	15,022	744,941
Plains GP Holdings LP, Class A	5,635	146,961
Regency Energy Partners LP	7,448	191,116
Spectra Energy Corp.	3,733	124,832
Spectra Energy Partners LP	504	27,392
Sunoco Logistics Partners LP	9,107	379,944
Targa Resources Corp.	2,100	182,343
Targa Resources Partners LP	3,017	135,916
TC PipeLines LP	2,333	158,854
Tesoro Logistics LP	2,891	159,034
Western Gas Equity Partners LP	2,877	166,780
Western Gas Partners LP	3,031	213,898
Williams Cos., Inc. (The)	3,143	137,852
Williams Partners LP	2,037	86,389
TOTAL INVESTMENTS - 120.5%
(Cost $9,834,111)		8,973,922
Liabilities in Excess of Other Assets - (20.5)%		(1,525,786)
Net Assets - 100.0%		$7,448,136

Security Description	Number of Contracts	Value
Written Options - (0.1)%(2)
Calls
Energy Transfer Equity LP, Expires 04/17/15,
Strike Price $65.00	(20)	$(2,750)
Enterprise Products Partners LP, Expires 06/19/15,
Strike Price $40.00	(30)	(1,275)
Kinder Morgan, Inc., Expires 03/20/15,
Strike Price $42.50	(15)	(878)
ONEOK Partners LP, Expires 04/17/15,
Strike Price $55.00	(40)	(600)
Puts
Enterprise Products Partners LP, Expires 02/20/15,
Strike Price $35.00	(20)	(2,750)
TOTAL WRITTEN OPTIONS - (0.1)%
(Premiums Received $9,345)		$(8,253)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open written option contracts. The aggregate market value of the collateral at January 31, 2015 was $4,014,135.
(2)	Subject to written call and/or put options.

Notes to the Schedules of Investments

January 31, 2015 (Unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

BioShares Biotechnology Clinical Trials Fund	Level 1	Level 2	Level 3
Common Stocks	$5,758,167	$-	$-
Total	5,758,167	-	-

BioShares Biotechnology Products Fund	Level 1	Level 2	Level 3
Common Stocks	$2,788,034	$-	$-
Total	2,788,034	-	-

InfraCap MLP ETF	Level 1	Level 2	Level 3
Common Stocks	$8,973,922	$-	$-
Other Financial Instruments†	(8,253)	-	-
Total	8,965,669	-	-

† Other financial instruments include written option contracts, which are valued at fair value.

For significant movements between levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended January 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2015.

At January 31, 2015, the approximate cost basis of investment and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives† Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$5,556,791	$446,736	$(245,360)	$201,376	$-
BioShares Biotechnology Products Fund	2,494,671	340,281	(46,918)	293,363	-
InfraCap MLP ETF	9,834,111	60,009	(920,198)	(860,189)	(8,253)

† Other derivative include written option contracts, which are valued at the fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFis Series Trust I

By: /s/ William J. Smalley

William J. Smalley

Chief Executive Officer

Date: March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William J. Smalley

William J. Smalley

Chief Executive Officer (principal executive officer)

By: /s/ Brinton W. Frith

Brinton W. Frith

Chief Financial Officer (principal financial officer)

Date: March 20, 2015